Short-term investments	12 Months Ended
Dec. 31, 2025
Short-term investments
Short-term investments

5Short-term investments

Short-term investments classification as of December 31, 2025 were shown as below:

As of December 31, 2025
			Gross	Gross	Gross	Gross
			unrecognized	unrecognized	unrecognized	unrecognized
	Cost		holding gains	holding losses	gains	losses	Fair value
	RMB	USD	RMB	RMB	RMB	RMB	RMB	USD
Equity investments with readily determinable fair value	5,000	715	—	—	90	—	5,090	728

As of December 31, 2025, the Company’s equity investments with readily determinable fair value represent a purchased private equity fund product, for which the Company does not have significant influence.

As of December 31, 2024, there were no short-term investments.